Derivative Liabilities (Details) - Warrants [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Expected volatility	135.00%	135.00%	271.00%
Expected life (in years)	0 years	0 years	6 months
Risk free interest rate	0.05%	0.05%	0.30%
Maximum [Member]
Expected volatility	275.00%	275.00%	322.00%
Expected life (in years)	1 year 6 months	1 year 6 months	1 year 6 months
Risk free interest rate	0.15%	0.15%	1.41%